Consumer Advances Receivable, net	12 Months Ended
Sep. 30, 2013
Consumer Loans Receivable [Abstract]
Consumer Advances Receivable, net
Consumer Advances Receivable, net

	September 30, 2012	September 30, 2013
Short-term advances receivable	$50,834	$25,428
Term loans receivable	569	—
Line of credit advances receivable	849	3,751
Allowance for credit losses	(26,397)	(9,835)
Consumer advances originated by the Company	25,855	19,344
Acquired short-term advances and line of credit advances	6,585	6,248
	$32,440	$25,592

a)	Consumer Advances Receivable Originated by the Company

Age analysis of Consumer Advances Receivable:

	September 30, 2012	September 30, 2013
Consumer advances receivable
Current	$17,019	$14,606
1-30 days past due date	8,791	6,502
31-60 days past due date	3,934	4,179
61-90 days past due date	3,469	3,892
Greater than 90 days past due date	19,039	—
Consumer advances receivable	52,252	29,179
Allowance for credit losses	(26,397)	(9,835)
	$25,855	$19,344

Note 5 – Consumer Advances Receivable, net

a)	Consumer Advances Receivable Originated by the Company (continued)

Analysis of Allowance for Credit Losses:

	September 30, 2012	September 30, 2013
Balance, beginning of period	$2,783	$26,397
Provisions made for credit losses	31,004	35,072
Charge-offs	(7,408)	(52,320)
Effect of foreign exchange translation	18	686
Balance, end of period	$26,397	$9,835

Analysis of Provisions made for Credit Losses:

	Years Ended
	September 30, 2011	September 30, 2012	September 30, 2013
Provisions made for credit losses	$2,559	$31,004	$35,072
Impairment of January 31, 2012 acquisition (Note 5 (b)(i))	—	—	1,011
Impairment of purchased lines of credit advances (Note 5 (b)(ii))	—	—	524
Balance, end of period	$2,559	$31,004	$36,607

Transfer of Short Term Advances

During the year the Company transferred $16,410 (2012 - $24,100) of gross short-term advances to third-party lenders in exchange for cash. The gross advances were transferred at fair value and no gain or loss was recorded. The fair value of the transferred advances of $14,259 (2012 - $17,600) was determined using the contractual loan value less a provision for credit losses of $2,151 (2012 - $6,500).

b)	Acquired Short-Term Advances and Lines of Credit Advances

	September 30, 2012	September 30, 2013
January 31, 2012 short-term advances acquisition (Note 5b(i))	$6,585	$1,715
Fiscal 2013 Q2 acquired line of credit advances (Note 5b(ii))	—	47
Fiscal 2013 Q3 acquired line of credit advances (Note 5b(ii))	—	1,173
Fiscal 2013 Q4 acquired line of credit advances (Note 5b(ii))	—	3,313
	$6,585	$6,248

Note 5 – Consumer Advances Receivable, net (continued)

(i) January 31, 2012 Acquisition

On January 31, 2012, the Company acquired a portfolio of short-term advances from various third-party lenders. At the date of purchase, the undiscounted contractual cash flows of the acquired short-term advances portfolio totaled $319,906 and the expected cash flows at acquisition totaled $51,491. The Company recorded the fair value of the advances acquired of $50,014 as the carrying value of the acquired short-term advances as of the acquisition date. During the year ended September 30, 2013, based on current collection trends, the

The Company revised its forecast of future cash flows related to this acquired portfolio and included with part of the provision for credit losses expense for the year ended September 30, 2013 was an impairment charge of $1,011 related to this acquired portfolio.

After accretion and net collections of $47,288 and an impairment of $1,011, the remaining carrying value of the acquired short-term advances balance as of September 30, 2013 was $1,715 (September 30, 2012 - $6,585).

(ii) Purchase of Lines of Credit Advances

Commencing in February 2013 the Company purchased line of credit advances from the third-party lenders for consideration equal to the contractually required payments of the line of credit advances. The following table summarizes acquisition date information for purchased lines of credit advances acquired during the year ended September 30, 2013:

Line of Credit Advances Acquired in the Quarter Ended:	Fiscal 2013 Q2	Fiscal 2013 Q3	Fiscal 2013 Q4	Total
Contractually required payments	$7,298	$11,650	$21,031	$39,979
Loss recorded as retention payments	756	2,171	4,183	7,110
Initial carrying amount at acquisition date	$6,542	$9,479	$16,848	$32,869
Collections and accretion to September 30, 2013	6,370	7,907	13,535	27,812
Impairment recorded as provision for credit losses	125	399	—	524
Carrying amount at September 30, 2013	$47	$1,173	$3,313	$4,533